Basis of Presentation (Details Narrative) - USD ($)	Aug. 17, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Cash and cash equivalents		$ 9,793,253	$ 22,437,086	$ 222,305	$ 529,331
Royalty advance	$ 3,000,000